Related Party Transactions (Details) - Schedule of directors' remuneration - AUD ($)		12 Months Ended
		Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2020
Related Party Transactions (Details) - Schedule of directors' remuneration [Line Items]
Short Term Benefits Base Fee		$ 1,641,015		$ 1,891,777		$ 1,549,861
Short Term Benefits Bonus
Post-Employment Superannuation Contribution		44,121		45,180		48,947
Long Term Benefits Long-service Leave		6,711		(110,285)		20,528
Termination Benefit				1,000,000
Equity Options		998,164		1,950,565
Total		2,690,011		4,777,237		1,619,336
Directors [Member]
Related Party Transactions (Details) - Schedule of directors' remuneration [Line Items]
Short Term Benefits Base Fee		685,643		970,741		695,603
Short Term Benefits Bonus
Post-Employment Superannuation Contribution		23,553		23,486		27,944
Long Term Benefits Long-service Leave				(121,542)		12,462
Termination Benefit				1,000,000
Equity Options				1,577,722
Total		706,196		3,450,407		736,009
Directors [Member] | Mr. Geoffrey Kempler [member]
Related Party Transactions (Details) - Schedule of directors' remuneration [Line Items]
Short Term Benefits Base Fee		377,800	[1]	487,292	[2]	412,544	[3]
Short Term Benefits Bonus			[1]		[2]		[3]
Post-Employment Superannuation Contribution		10,000	[1]	16,184	[2]	21,003	[3]
Long Term Benefits Long-service Leave			[1]	(121,542)	[2]	12,462	[3]
Termination Benefit			[1]	1,000,000	[2]
Equity Options			[1]	450,777	[2]		[3]
Total		387,800	[1]	1,832,711	[2]	446,009	[3]
Directors [Member] | Mr. Brian Meltzer [member]
Related Party Transactions (Details) - Schedule of directors' remuneration [Line Items]
Short Term Benefits Base Fee		63,636		66,209		73,059
Short Term Benefits Bonus
Post-Employment Superannuation Contribution		6,359		6,290		6,941
Long Term Benefits Long-service Leave
Termination Benefit
Equity Options				225,389
Total		69,995		297,888		80,000
Directors [Member] | Mr. Peter Marks [member]
Related Party Transactions (Details) - Schedule of directors' remuneration [Line Items]
Short Term Benefits Base Fee		70,000		68,333		60,000
Short Term Benefits Bonus
Post-Employment Superannuation Contribution
Long Term Benefits Long-service Leave
Termination Benefit
Equity Options				225,389
Total		70,000		293,722		60,000
Directors [Member] | Mr. Lawrence Gozlan [member]
Related Party Transactions (Details) - Schedule of directors' remuneration [Line Items]
Short Term Benefits Base Fee		107,500	[4]	218,333	[5]	60,000
Short Term Benefits Bonus			[4]		[5]
Post-Employment Superannuation Contribution			[4]		[5]
Long Term Benefits Long-service Leave			[4]		[5]
Termination Benefit			[4]		[5]
Equity Options			[4]	225,389	[5]
Total		107,500	[4]	443,722	[5]	60,000
Directors [Member] | Dr. David Sinclair [member]
Related Party Transactions (Details) - Schedule of directors' remuneration [Line Items]
Short Term Benefits Base Fee		34,888	[6]	65,800		45,000
Short Term Benefits Bonus			[6]
Post-Employment Superannuation Contribution			[6]
Long Term Benefits Long-service Leave			[6]
Termination Benefit			[6]
Equity Options			[6]	225,389
Total		34,888	[6]	291,189		45,000
Directors [Member] | Mr. Tristan Edwards [member]
Related Party Transactions (Details) - Schedule of directors' remuneration [Line Items]
Short Term Benefits Base Fee		31,819	[6]	64,774		45,000
Short Term Benefits Bonus			[6]
Post-Employment Superannuation Contribution		4,194	[6]	1,012
Long Term Benefits Long-service Leave			[6]
Termination Benefit			[6]
Equity Options			[6]	225,389
Total		36,013	[6]	291,175		45,000
Other Key Management Personnel [Member]
Related Party Transactions (Details) - Schedule of directors' remuneration [Line Items]
Short Term Benefits Base Fee		955,372		921,036		854,258
Short Term Benefits Bonus
Post-Employment Superannuation Contribution		23,568		21,694		21,003
Long Term Benefits Long-service Leave		6,711		11,257		8,066
Termination Benefit
Equity Options		998,164		372,843
Total		1,983,815		1,326,830		883,327
Other Key Management Personnel [Member] | Dr. David Stamler [member]
Related Party Transactions (Details) - Schedule of directors' remuneration [Line Items]
Short Term Benefits Base Fee		658,393	[7]	606,058	[7],[8]	625,470	[3]
Short Term Benefits Bonus			[7]		[7],[8]		[3]
Post-Employment Superannuation Contribution			[7]		[7],[8]		[3]
Long Term Benefits Long-service Leave			[7]		[7],[8]		[3]
Termination Benefit	[7]				[8]
Equity Options		965,633	[7]	372,843	[7],[8]		[3]
Total		1,624,026	[7]	978,901	[7],[8]	625,470	[3]
Other Key Management Personnel [Member] | Ms. Kathryn Andrews [member]
Related Party Transactions (Details) - Schedule of directors' remuneration [Line Items]
Short Term Benefits Base Fee		296,979	[7]	314,978	[7]	228,788	[3]
Short Term Benefits Bonus			[7]		[7]		[3]
Post-Employment Superannuation Contribution		23,568	[7]	21,694	[7]	21,003	[3]
Long Term Benefits Long-service Leave		6,711	[7]	11,257	[7]	8,066	[3]
Termination Benefit	[7]
Equity Options		32,531	[7]		[7]		[3]
Total		$ 359,789	[7]	$ 347,929	[7]	$ 257,857	[3]

[1]	Includes A$277,800 in corporate advisory fees paid to an associated entity of Mr. Geoffrey Kempler for business advisory services including investor relations, marketing and business development.
[2]	Upon termination of employment as Chief Executive Officer on January 7, 2021 Mr. Kempler received the sum of A$1 million in accordance with his employment agreement dated September 21, 2007 and accrued leave entitlements. Remuneration also includes A$101,400 in corporate advisory fees paid to an associated entity of Mr. Geoffrey Kempler for business advisory services including investor relations, marketing and business development.
[3]	Base Fee includes movements in the annual leave provision for Mr. Geoffrey Kempler, Ms. Kathryn Andrews and Dr. David Stamler in accordance with their employment contracts.
[4]	Includes A$37,500 in corporate advisory fees paid to an associated entity of Mr. Lawrence Gozlan for corporate advisory services including seeking and advancing opportunities to expand the Group’s product pipeline and other sources of funding to commence and continue the Group’s clinical trials.
[5]	Includes A$150,000 in corporate advisory fees paid to an associated entity of Mr. Lawrence Gozlan for corporate advisory services including seeking and advancing opportunities to expand the Group’s product pipeline and other sources of funding to commence and continue the Group’s clinical trials.
[6]	David Sinclair and Tristan Edwards resigned on January 4, 2022.
[7]	Base Fee includes movements in the annual leave provision for Ms. Kathryn Andrews and Dr. David Stamler in accordance with their employment contracts.
[8]	Remuneration of Dr. David Stamler covered his previous role as Chief Medical Officer and Senior Vice President Clinical Development from July 1, 2020 to January 6. 2021 and CEO effective January 7, 2021.